Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components of Earnings (Loss) from Operations Before Income Taxes

Loss before income taxes is attributable to the following geographic locations:

	Years Ended December 31,
	2012	2013	2014
United States	$(3,532)	$(6,955)	$(3,210)
Foreign	61	(396)	(951)

Loss before income tax	$(3,471)	$(7,351)	$(4,161)

Components of Income Tax Expense (Benefit) from Operations

The components of the provision for income taxes are as follows:

	Years Ended December 31,
	2012	2013	2014
Current income tax expense:
Federal	$—	$—	$37
State	10	20	37
Foreign	84	40	220

Total current income tax expense	94	60	294
Deferred income tax expense (benefit):
Federal	—	—	—
State	—	—	—
Foreign	—	—	(11)

Total deferred income tax expense (benefit)	—	—	(11)

Total provision for income taxes	$94	$60	$283

Reconciliation of Differences Between Federal Statutory and Effective Income Tax Rate

The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the years ended December 31, 2012, 2013 and 2014.

	Years Ended December 31,
	2012		2013		2014
Loss before income taxes	$(3,471)		$(7,351)		$(4,161)

Expected income tax expense at statutory rate	$(1,180)	34.00%	$(2,499)	34.00%	$(1,415)	34.01%
State taxes — net of federal benefit	(178)	5.13%	(316)	4.30%	(47)	1.13%
Permanent book-tax differences	203	-5.85%	514	-6.99%	1,066	-25.62%
Change in valuation allowance	1,285	-37.02%	2,371	-32.25%	613	-14.73%
Other, net	(36)	1.04%	(10)	0.13%	66	-1.59%

Provision for income taxes	$94	-2.71%	$60	-0.81%	$283	-6.80%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences and related deferred tax assets and liabilities as of December 31, 2013 and 2014 are as follows:

	December 31,
	2013	2014
Accrued expenses	$266	$470
Intangible assets	14	12
Stock-based compensation	236	1,072
Reserves and allowances	302	708
Other	50	456
Net operating losses	6,451	5,954

Deferred Tax Assets	$7,319	$8,672

Valuation allowance	(6,804)	(7,417)

Total Deferred Tax Assets	515	1,255

State deferred taxes	(510)	(521)
Depreciation and amortization	(5)	(723)

Total Deferred Tax Liabilities	(515)	(1,244)

Net Deferred Tax Assets/(Liabilities)	$—	$11